CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Profit of the year	$ 619	$ 305	$ 457
Adjustments to reconcile net profit to cash flows from operating activities	152	406	302
Changes in operating assets and liabilities	(336)	(136)	(140)
Net cash generated by operating activities	435	575	619
Cash flows from investing activities:
Payment for property, plant and equipment acquisitions	(447)	(758)	(416)
Payment for intangible assets acquisitions			(31)
(Payment for purchases) Collection for sales of public securities and shares acquisitions, net	(5)	130	(102)
(Suscription) Recovery of mutual funds, net	(10)	96	(1)
Payment for companies´acquisitions	(48)	(1)	(111)
Collection for equity interests in companies sales	39	72	44
Collection for joint ventures´ share repurchase	37
Collections for property, plant and equipment sales		1
Collections for intangible assets sales		20	21
Dividends collection	9		10
Collection for equity interests in areas sales	9
Cash addition for purchase of subsidiary	71
Collection (Payment) of loans	1	(6)	11
Net cash used in investing activities	(344)	(446)	(575)
Cash flows from financing activities:
Proceeds from borrowings	1,174	424	308
Payment of borrowings	(236)	(191)	(143)
Payment of borrowings interests	(145)	(280)	(162)
Payment for treasury shares acquisition			(18)
Repurchase and redemption of corporate bonds	(313)	(6)	(28)
Payments of leases	(4)	(3)	(3)
Dividends payment		(1)
Net cash generated by (used in) financing activities	476	(57)	(46)
Increase (Decrease) in cash and cash equivalents	567	72	(2)
Cash and cash equivalents at the beginning of the year	171	106	110
Exchange difference generated by cash and cash equivalents		(7)	(2)
Increase (Decrease) in cash and cash equivalents	567	72	(2)
Cash and cash equivalents at the end of the year	$ 738	$ 171	$ 106